Fair Value - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements Of Financial Instruments [Line Items]
Unpaid principal balance of loans held for sale	$ 2,533,000	$ 6,189,000
Change in fair value related to loans held for sale	5,814,000	4,403,000
Loans held for sale carried at fair value	18,462,000	10,694,000
Carrying amount of impaired loans with specific allocations	946,000	4,623,000
Valuation allowance for impaired loans	18,000	548,000
Additional provision for loan losses	2,374,000	907,000
Foreclosed assets	715,000	181,000
Write-down value during period	0	190,000
Loans Held For Sale [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Unpaid principal balance of loans held for sale	17,898,000
Change in fair value related to loans held for sale	564,000
Loans held for sale carried at fair value	0
Maximum [Member] | Loans Held For Sale [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Term of loan	90 days
Fair Value [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Loans held for sale carried at fair value	18,462,000	10,694,000
Carrying amount of impaired loans with specific allocations	0	2,601,000
Valuation allowance for impaired loans		548,000
Changes Measurement [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Additional provision for loan losses		$ 0